Operating Segments	12 Months Ended
Jun. 30, 2014
Operating Segments [Abstract]
Operating Segments
(22)	Operating Segments

Operating segments are based upon the Company's management reporting structure and include the following five reportable segments:

•	GMI — a manufacturer of silicon metal and silicon-based alloys and a provider of specialty metallurgical coal for the silicon metal and silicon-based alloys industries located in North America.

•	Globe Metales — a manufacturer of silicon-based alloys located in Argentina.

•	Solsil — a manufacturer of upgraded metallurgical grade silicon metal located in the United States.

•	Corporate — general corporate expenses, investments, and related investment income.

•	Other — operations that do not fit into the above reportable segments and are immaterial for purposes of separate disclosure. The operating segments include Yonvey's electrode production operations as well as Siltech's silicon alloy production and certain other distribution operations for the sale of silicon metal and silicon-based alloys.

Each of our reportable segments distributes its products in both its country of domicile, as well as to other international customers. The following presents the Company's consolidated net sales by product line for the years ended June 30:

	2014	2013	2012
Silicon metal	$377,954	422,564	360,726
Silicon-based alloys	282,998	248,276	269,919
Other	91,865	86,710	74,899
Total	$752,817	757,550	705,544

a.  Segment Data

Summarized financial information for our reportable segments as of, and for, the years ended June 30, 2014, 2013, and 2012 are shown in the following tables:

	2014
	Net Sales	Depreciation and Amortization	Operating Income (Loss)	Interest Income	Interest Expense (1)	Income (Loss) Before Income Taxes	Total Assets	Capital Expenditures
GMI	$697,403	39,069	67,047	26	(2,760)	64,237	657,714	(42,139)
Globe Metales	51,213	2,414	5,746	18	(676)	2,671	72,529	(3,680)
Solsil	—	—	(42)	—	—	(33)	15,633	—
Corporate	—	249	(53,680)	16	(4,586)	(28,523)	385,442	(653)
Other	12,651	2,090	(3,981)	7	—	(4,461)	76,758	(603)
Eliminations	(8,450)	—	(280)	—	—	(280)	(362,950)	—
	$752,817	43,822	14,810	67	(8,022)	33,611	845,126	(47,075)

	2013
	Net Sales	Depreciation and Amortization	Operating Income (Loss)	Interest Income	Interest Expense (1)	Income (Loss) Before Income Taxes	Total Assets	Capital Expenditures
GMI	$702,275	40,274	73,615	1	(4,107)	68,274	686,609	(35,543)
Globe Metais	—	—	—	—	—	—	—	—
Globe Metales	51,266	2,009	(2,388)	781	(1,168)	(3,751)	74,517	(1,168)
Solsil	—	362	(21,147)	—	—	(21,147)	15,347	(30)
Corporate	—	388	(47,634)	37	(1,611)	(48,984)	419,504	(7,603)
Other	11,641	2,075	(10,762)	1	(1)	(10,837)	28,615	(165)
Eliminations	(7,632)	—	(631)	—	—	(630)	(352,969)	—
	$757,550	45,108	(8,947)	820	(6,887)	(17,075)	871,623	(44,509)

	2012
	Net Sales	Depreciation and Amortization	Operating Income (Loss)	Interest Income	Interest Expense (1)	Income (Loss) Before Income Taxes	Total Assets	Capital Expenditures
GMI	$631,495	29,261	103,542	1	(5,807)	98,297	679,516	(36,126)
Globe Metais	—	—	(2)	—	—	(2)	—	—
Globe Metales	64,063	1,766	11,332	49	(1,145)	10,422	86,302	(1,926)
Solsil	—	488	(984)	—	—	(984)	30,057	(691)
Corporate	—	424	(27,268)	777	(739)	(25,570)	469,137	(2,675)
Other	28,216	2,061	490	—	(503)	158	41,538	(418)
Eliminations	(18,230)	—	4,315	(584)	584	4,315	(369,803)	—
	$705,544	34,000	91,425	243	(7,610)	86,636	936,747	(41,836)

1 — Net of capitalized interest.

The accounting policies of our operating segments are the same as those disclosed in note 2 (Summary of Significant Accounting Policies). We evaluate segment performance principally based on operating income (loss). Intersegment net sales are not material.

b.  Geographic Data

Net sales are attributed to geographic regions based upon the location of the selling unit. Net sales by geographic region for the years ended June 30, 2014, 2013, and 2012 consist of the following:

	2014	2013	2012
United States	$628,673	590,011	625,681
Argentina	43,804	44,240	57,154
Canada	68,091	112,073	5,520
China	283	255	3,131
Poland	11,966	10,971	14,058
Total	$752,817	757,550	705,544

Long-lived assets by geographical region at June 30, 2014, 2013, and 2012 consist of the following:

	2014	2013	2012
United States	$334,559	328,326	330,724
Argentina	25,611	24,344	31,185
Canada	90,071	95,591	100,842
China	15,029	16,955	26,288
Poland	813	885	939
South Africa	46,906	—	—
Total	$512,989	466,101	489,978

Long-lived assets consist of property, plant, and equipment, net of accumulated depreciation, depletion and amortization, and goodwill and other intangible assets.

c.  Major Customer Data

The following is a summary of the Company's major customers and their respective percentages of consolidated net sales for the years ended June 30, 2014, 2013, and 2012:

	2014	2013	2012
Dow Corning	18%	19%	13%
All other customers	82%	81%	87%
Total	100%	100%	100%

The majority of sales to Dow Corning for the years ended June 30, 2014, 2013 and 2012 are associated with Dow Corning's 49% ownership interest in WVA Manufacturing LLC and QSLP. Sales to Dow Corning are included in the GMI segment.